Variable interest entities (Narrative) (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Variable Interest Entity, Primary Beneficiary | AerFunding
Variable Interest Entity [Line Items]
Ownership percentage	100.00%
Ownership percentage of equity investment	5.00%
Long-term Line of Credit	$ 1,296.0
Senior Notes	$ 1,958.7
Variable Interest Entity, Primary Beneficiary | AerCap Partners I and Aercap Partners 767
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
Variable Interest Entity, Primary Beneficiary | Aercap Partners I Holding Limited
Variable Interest Entity [Line Items]
Subordinated Debt	$ 54.4
Variable Interest Entity, Primary Beneficiary | Aercap Partners767 Holding Limited
Variable Interest Entity [Line Items]
Subordinated Debt	32.6
AerCap Holdings N.V. | Aercap Partners I Holding Limited
Variable Interest Entity [Line Items]
Subordinated Debt	27.2
AerCap Holdings N.V. | Aercap Partners767 Holding Limited
Variable Interest Entity [Line Items]
Subordinated Debt	16.3
Aercap Partners I Holding Limited | Deucalion Aviation Funds
Variable Interest Entity [Line Items]
Subordinated Debt	27.2
Aercap Partners767 Holding Limited | Deucalion Aviation Funds
Variable Interest Entity [Line Items]
Subordinated Debt	$ 16.3